Lease - Maturities of operating and finance lease liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Operating Leases
2021	¥ 609,011
2022	421,579
2023	287,087
2024	146,459
2025	84,925
Thereafter	175,950
Total minimum lease payments	1,725,011
Less: Interest	(162,608)
Present value of lease obligations	1,562,403	¥ 2,207,119
Less: Current portion	(547,142)	(608,747)		$ (83,852)
Long-term portion of lease obligations	1,015,261	1,598,372		$ 155,596
Finance Leases
2021	36,494
2022	29,561
2023	22,515
2024	7,996
2025	36
Total minimum lease payments	96,602
Less: Interest	(8,258)
Present value of lease obligations	88,344	129,124
Current portion of finance lease liabilities	(33,237)	(40,334)
Long-term portion of lease obligations	55,107	88,790
Short-term operating leases	¥ 55,977	¥ 33,580
Lease expense under ASC 840			¥ 490,936